As filed with the Securities and Exchange Commission on June 15, 2012

Securities Act File No. 33-08021

Investment Company Act File No. 811-04801

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 57	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 52

(Check appropriate box or boxes)

SUNAMERICA EQUITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher, LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering:

As soon as practical after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on July 2, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1).

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Text stating purpose of amendment and incorporating by reference from previous filing.

(3) Signature page.

This amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying, until July 2, 2012, the effectiveness of the registration statement for the SunAmerica International Dividend Strategy Fund (the “Fund”), filed in Post-Effective Amendment No. 56 on April 19, 2012 pursuant to Rule 485(a) under the Securities Act of 1933, as amended. The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) prior to the new proposed date of effectiveness shown on the Facing Sheet. That amendment will be responsive to SEC staff comments and will include any text and exhibits omitted from the original amendment filed pursuant to Rule 485(a).

Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 56 to this Registration Statement (File No. 33-8021) filed on April 19, 2012

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment No. 57 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 15th day of June, 2012.

SUNAMERICA EQUITY FUNDS
(Registrant)

By:	/s/ John Genoy
John Genoy
President

Pursuant to the requirements of the Securities Act, the Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

/s/ John Genoy John Genoy	President (Principal Executive Officer)	June 15, 2012

/s/ Donna M. Handel Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	June 15, 2012

* Peter A. Harbeck	Trustee	June 15, 2012

* Richard W. Grant	Trustee	June 15, 2012

* Stephen J. Gutman	Trustee	June 15, 2012

* William F. Devin	Trustee	June 15, 2012

* Dr. Judith L. Craven	Trustee	June 15, 2012

* William J. Shea	Trustee	June 15, 2012

*By: /s/ John E. McLean John E. McLean as Attorney-in-Fact		June 15, 2012

*	Pursuant to a power of attorney previously filed.